Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three
Director M
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director M, First Horizon Director M, Director M Platinum, AmSouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Director M, Wells Fargo Director M, Classic Director M, and Director M Ultra]
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Three
Director M
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director M and the Wells Fargo Director M]
Director M Outlook
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. The marketing names include The Director M Outlook and Wells Fargo Director M Outlook]
Supplement dated June 25, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus and updating summary prospectus.
Effective May 1, 2026, in Appendix A - Investment Options Available Under the Contract:
“Current Expenses” for the following funds are updated:

Fund and Adviser/Subadviser	Current Expenses
AB VPS Balanced Hedged Allocation Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.98%*
AB VPS Discovery Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	1.07%
AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.85%*
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%
Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.60%
Lord Abbett Bond-Debenture Portfolio - Class VC Adviser: Lord, Abbett & Co. LLC	1.05%
Putnam VT Diversified Income Fund - Class IB Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	1.05%
Putnam VT Large Cap Growth Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.87%
Putnam VT Small Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.02%
Putnam VT Sustainable Leaders Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%

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